Portfolio of Investments
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
08/15/2026	3.375%	3,330,000	3,131,288
Total Convertible Bonds (Cost $3,128,212)			3,131,288

Corporate Bonds & Notes 94.6%

Aerospace & Defense 1.9%
Bombardier, Inc.(a)
10/15/2022	6.000%	1,632,000	1,599,693
03/15/2025	7.500%	1,575,000	1,440,415
04/15/2027	7.875%	4,372,000	3,926,928
TransDigm UK Holdings PLC
Senior Subordinated
05/15/2026	6.875%	1,017,000	1,070,076
TransDigm, Inc.(a)
12/15/2025	8.000%	2,829,000	3,079,567
03/15/2026	6.250%	13,164,000	13,866,850
01/15/2029	4.625%	1,356,000	1,335,660
TransDigm, Inc.
06/15/2026	6.375%	8,153,000	8,392,700
11/15/2027	5.500%	191,000	196,077
Total			34,907,966
Airlines 1.7%
American Airlines, Inc.(a)
07/15/2025	11.750%	3,096,000	3,684,763
Delta Air Lines, Inc.(a)
05/01/2025	7.000%	2,397,000	2,792,081
Delta Air Lines, Inc.
01/15/2026	7.375%	650,000	759,564
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,940,000	5,252,167
10/20/2028	4.750%	5,531,000	6,118,968
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	4,356,529	4,571,769
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	7,024,858	7,672,284
Total			30,851,596
Automotive 3.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,726,000	1,767,300
04/01/2027	6.500%	203,000	211,964
Clarios Global LP(a)
05/15/2025	6.750%	2,522,000	2,699,174
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
04/21/2023	8.500%	1,063,000	1,187,903
04/22/2025	9.000%	2,305,000	2,787,345
04/22/2030	9.625%	319,000	452,393
Ford Motor Credit Co. LLC
03/18/2021	3.336%	2,473,000	2,475,144
10/12/2021	3.813%	3,720,000	3,774,221
03/18/2024	5.584%	8,288,000	8,973,170
11/01/2024	4.063%	1,261,000	1,318,807
06/16/2025	5.125%	1,781,000	1,923,937
11/13/2025	3.375%	4,360,000	4,433,191
01/08/2026	4.389%	2,745,000	2,910,556
08/17/2027	4.125%	5,119,000	5,381,456
02/16/2028	2.900%	2,325,000	2,290,754
11/13/2030	4.000%	3,180,000	3,251,002
IAA Spinco, Inc.(a)
06/15/2027	5.500%	781,000	816,250
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	6,451,000	6,548,504
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,696,231
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	4,043,000	4,164,316
Tenneco, Inc.(a)
01/15/2029	7.875%	2,610,000	2,925,067
Total			64,988,685
Brokerage/Asset Managers/Exchanges 0.7%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	1,012,000	1,133,765
AG Issuer LLC(a)
03/01/2028	6.250%	985,000	1,040,314
NFP Corp.(a)
05/15/2025	7.000%	883,000	947,378
08/15/2028	6.875%	9,110,000	9,402,022
Total			12,523,479
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	7,798,000	7,878,506
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	4,947,000	4,993,073
11/15/2026	4.500%	2,198,000	2,286,822
Core & Main LP(a)
08/15/2025	6.125%	6,145,000	6,281,545
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	1,822,000	1,894,881
Columbia High Yield Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interface, Inc.(a)
12/01/2028	5.500%	551,000	577,929
White Cap Buyer LLC(a)
10/15/2028	6.875%	3,224,000	3,428,349
Total			27,341,105
Cable and Satellite 7.0%
Cable One, Inc.(a)
11/15/2030	4.000%	1,375,000	1,375,135
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	3,194,000	3,303,167
05/01/2027	5.875%	1,954,000	2,023,705
06/01/2029	5.375%	7,548,000	8,131,409
03/01/2030	4.750%	11,138,000	11,614,539
08/15/2030	4.500%	972,000	1,006,253
02/01/2031	4.250%	3,767,000	3,800,112
05/01/2032	4.500%	1,887,000	1,938,799
CSC Holdings LLC(a)
02/01/2029	6.500%	13,364,000	14,795,657
01/15/2030	5.750%	5,186,000	5,535,425
12/01/2030	4.125%	1,315,000	1,320,413
12/01/2030	4.625%	1,408,000	1,403,369
02/15/2031	3.375%	7,622,000	7,314,521
DISH DBS Corp.
11/15/2024	5.875%	2,725,000	2,851,995
07/01/2026	7.750%	16,281,000	17,891,660
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	2,395,000	2,437,970
09/15/2028	6.500%	4,641,000	4,873,266
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,035,000	1,077,974
07/01/2030	4.125%	6,167,000	6,259,229
Virgin Media Finance PLC(a)
07/15/2030	5.000%	7,349,000	7,465,588
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	3,326,000	3,463,474
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	3,470,000	3,619,508
Ziggo BV(a)
01/15/2027	5.500%	12,633,000	13,141,428
01/15/2030	4.875%	1,451,000	1,514,365
Total			128,158,961
Chemicals 2.7%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,279,230
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,767,000	2,892,489
Chemours Co. (The)(a)
11/15/2028	5.750%	1,383,000	1,416,012
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,369,000	4,362,625
HB Fuller Co.
10/15/2028	4.250%	1,314,000	1,341,388
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	406,000	451,296
INEOS Group Holdings SA(a)
08/01/2024	5.625%	3,881,000	3,937,462
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	814,000	811,941
Ingevity Corp.(a)
02/01/2026	4.500%	1,073,000	1,088,585
11/01/2028	3.875%	3,545,000	3,511,459
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,764,000	3,009,986
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	2,366,000	2,414,728
PQ Corp.(a)
12/15/2025	5.750%	4,343,000	4,455,800
SPCM SA(a)
09/15/2025	4.875%	3,211,000	3,307,624
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	9,598,000	10,208,069
WR Grace & Co.(a)
06/15/2027	4.875%	2,837,000	2,940,347
Total			48,429,041
Construction Machinery 0.6%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	6,756,000	6,501,580
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	2,143,848
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,150,264
Total			11,795,692
Consumer Cyclical Services 2.5%
APX Group, Inc.
12/01/2022	7.875%	6,311,000	6,332,198
09/01/2023	7.625%	6,577,000	6,832,220
11/01/2024	8.500%	5,211,000	5,467,061
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,298,000	2,317,663
12/01/2028	6.125%	654,000	676,524
Frontdoor, Inc.(a)
08/15/2026	6.750%	1,378,000	1,468,259

2	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	1,085,886
06/01/2028	4.625%	1,915,000	1,991,909
Staples, Inc.(a)
04/15/2026	7.500%	3,381,000	3,389,201
04/15/2027	10.750%	1,384,000	1,319,429
Uber Technologies, Inc.(a)
05/15/2025	7.500%	11,165,000	11,994,686
01/15/2028	6.250%	1,870,000	1,998,956
Total			44,873,992
Consumer Products 1.4%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,942,000	2,081,013
Mattel, Inc.(a)
12/15/2027	5.875%	2,735,000	2,977,604
Mattel, Inc.
11/01/2041	5.450%	2,614,000	2,953,471
Newell Brands, Inc.
06/01/2025	4.875%	1,034,000	1,138,818
Prestige Brands, Inc.(a)
03/01/2024	6.375%	6,845,000	6,954,109
01/15/2028	5.125%	1,428,000	1,494,617
Prestige Brands, Inc.(a),(c)
04/01/2031	3.750%	1,797,000	1,757,339
Spectrum Brands, Inc.
07/15/2025	5.750%	2,076,000	2,138,280
Spectrum Brands, Inc.(a),(c)
03/15/2031	3.875%	1,664,000	1,646,076
Valvoline, Inc.(a)
02/15/2030	4.250%	2,077,000	2,147,034
Total			25,288,361
Diversified Manufacturing 1.0%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	2,391,000	2,489,868
CFX Escrow Corp.(a)
02/15/2024	6.000%	1,990,000	2,055,094
02/15/2026	6.375%	1,151,000	1,230,656
MTS Systems Corp.(a)
08/15/2027	5.750%	479,000	526,543
Resideo Funding, Inc.(a)
11/01/2026	6.125%	3,320,000	3,502,071
Vertical Holdco GmbH(a)
07/15/2028	7.625%	566,000	611,487
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,170,805
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,241,546
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,465,320
06/15/2028	7.250%	2,471,000	2,744,439
Total			19,037,829
Electric 4.2%
Calpine Corp.(a)
06/01/2026	5.250%	1,789,000	1,840,066
02/15/2028	4.500%	4,481,000	4,603,487
03/01/2031	3.750%	924,000	891,612
Clearway Energy Operating LLC
10/15/2025	5.750%	3,290,000	3,440,898
09/15/2026	5.000%	5,701,000	5,886,283
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,159,000	4,441,725
FirstEnergy Corp.
11/15/2031	7.375%	1,042,000	1,438,148
07/15/2047	4.850%	1,563,000	1,859,767
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,150,000	2,281,127
09/15/2027	4.500%	11,998,000	13,361,351
NRG Energy, Inc.
01/15/2027	6.625%	648,000	673,839
NRG Energy, Inc.(a)
02/15/2029	3.375%	2,639,000	2,599,143
06/15/2029	5.250%	4,667,000	4,943,387
02/15/2031	3.625%	7,913,000	7,793,822
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	2,180,000	2,270,467
PG&E Corp.
07/01/2028	5.000%	2,275,000	2,392,050
07/01/2030	5.250%	815,000	871,911
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,550,000	2,819,160
01/15/2030	4.750%	3,725,000	3,924,441
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,189,545
02/15/2027	5.625%	2,638,000	2,756,272
07/31/2027	5.000%	3,466,000	3,613,335
Total			75,891,836
Environmental 1.3%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,535,524
08/01/2025	3.750%	2,894,000	2,957,189
12/15/2026	5.125%	3,627,000	3,838,332
05/01/2027	8.500%	1,910,000	2,109,777
08/01/2028	4.000%	2,929,000	2,876,301

Columbia High Yield Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2028	3.500%	5,041,000	4,950,482
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	4,265,000	4,381,543
Total			23,649,148
Finance Companies 2.4%
Global Aircraft Leasing Co., Ltd.(a),(b)
09/15/2024	6.500%	2,888,140	2,685,452
Navient Corp.
07/26/2021	6.625%	4,512,000	4,581,587
01/25/2022	7.250%	3,845,000	3,994,295
06/15/2022	6.500%	1,274,000	1,322,125
03/15/2028	4.875%	2,572,000	2,477,650
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	5,305,000	5,374,127
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	4,291,000	4,249,132
03/01/2031	3.875%	6,678,000	6,629,227
SLM Corp.
10/29/2025	4.200%	1,747,000	1,829,580
Springleaf Finance Corp.
03/15/2023	5.625%	4,612,000	4,907,113
03/15/2024	6.125%	4,775,000	5,124,960
Total			43,175,248
Food and Beverage 4.0%
Aramark Services, Inc.(a)
05/01/2025	6.375%	1,025,000	1,080,938
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	8,747,000	9,053,298
Kraft Heinz Foods Co.
05/15/2027	3.875%	3,665,000	3,995,475
06/04/2042	5.000%	2,952,000	3,451,932
06/01/2046	4.375%	4,406,000	4,758,236
10/01/2049	4.875%	3,360,000	3,932,038
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	4,131,000	4,943,273
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,055,000	2,132,861
11/01/2026	4.875%	3,963,000	4,105,690
Performance Food Group, Inc.(a)
05/01/2025	6.875%	733,000	783,208
10/15/2027	5.500%	2,520,000	2,649,872
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	2,942,000	3,002,153
09/30/2027	5.875%	3,161,000	3,389,840
Post Holdings, Inc.(a)
03/01/2027	5.750%	6,972,000	7,301,374
04/15/2030	4.625%	6,201,000	6,295,738
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a),(c)
09/15/2031	4.500%	5,550,000	5,537,729
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a),(c)
03/01/2029	4.625%	2,133,000	2,160,257
US Foods, Inc.(a)
02/15/2029	4.750%	4,254,000	4,314,102
Total			72,888,014
Gaming 3.7%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	995,000	1,096,883
Boyd Gaming Corp.
12/01/2027	4.750%	3,892,000	3,956,356
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	3,593,000	3,570,236
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,305,000	2,443,839
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,023,000	1,074,097
07/01/2025	6.250%	5,395,000	5,717,148
07/01/2027	8.125%	4,978,000	5,425,561
International Game Technology PLC(a)
02/15/2022	6.250%	3,280,000	3,339,111
02/15/2025	6.500%	2,515,000	2,779,654
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,126,000	2,295,831
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	3,784,000	4,010,291
Scientific Games International, Inc.(a)
10/15/2025	5.000%	5,966,000	6,138,010
03/15/2026	8.250%	6,135,000	6,497,860
05/15/2028	7.000%	2,215,000	2,347,092
11/15/2029	7.250%	4,747,000	5,157,619
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	2,382,000	2,456,528
02/15/2027	3.750%	1,255,000	1,272,781
12/01/2029	4.625%	3,511,000	3,682,975
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	3,017,000	3,198,741
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	1,430,000	1,550,590
Total			68,011,203
Health Care 5.4%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	1,690,000	1,690,000
03/01/2024	6.500%	861,000	874,991

4	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	636,554
04/15/2029	5.000%	829,000	865,157
Avantor Funding, Inc.(a)
07/15/2028	4.625%	3,369,000	3,518,313
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	3,237,000	3,313,921
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,689,000	1,763,779
05/01/2028	4.250%	1,072,000	1,121,354
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	3,788,000	3,981,495
03/15/2026	8.000%	2,949,000	3,148,647
03/15/2027	5.625%	1,043,000	1,098,713
04/15/2029	6.875%	4,444,000	4,558,884
02/15/2031	4.750%	2,444,000	2,397,016
DaVita, Inc.(a)
06/01/2030	4.625%	2,769,000	2,815,128
Encompass Health Corp.
02/01/2028	4.500%	917,000	954,411
HCA, Inc.
02/01/2025	5.375%	2,498,000	2,801,492
09/01/2028	5.625%	5,109,000	5,939,480
02/01/2029	5.875%	2,357,000	2,776,862
09/01/2030	3.500%	4,955,000	5,132,403
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	419,000	449,799
02/01/2028	7.250%	533,000	580,549
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	8,857,000	9,162,140
Select Medical Corp.(a)
08/15/2026	6.250%	4,339,000	4,634,945
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	454,000	464,430
04/15/2027	10.000%	1,649,000	1,834,522
Syneos Health, Inc.(a)
01/15/2029	3.625%	1,134,000	1,111,081
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,296,691
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	982,336
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	1,638,000	1,778,782
02/01/2027	6.250%	2,829,000	2,986,010
11/01/2027	5.125%	6,771,000	7,108,951
06/15/2028	4.625%	2,013,000	2,094,094
10/01/2028	6.125%	9,033,000	9,506,715
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Acute Care Solutions LLC(a),(c)
03/01/2026	6.375%	2,101,000	2,147,612
Total			97,527,257
Healthcare Insurance 0.7%
Centene Corp.
02/15/2030	3.375%	1,255,000	1,289,729
10/15/2030	3.000%	8,188,000	8,323,864
03/01/2031	2.500%	2,325,000	2,248,630
Total			11,862,223
Home Construction 0.7%
Meritage Homes Corp.
04/01/2022	7.000%	2,106,000	2,222,569
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	1,563,000	1,616,684
04/01/2029	4.750%	513,000	527,025
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	1,201,000	1,290,090
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	2,300,000	2,453,858
03/01/2024	5.625%	2,745,000	2,970,388
TRI Pointe Group, Inc.
06/15/2028	5.700%	666,000	740,791
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	1,480,000	1,621,744
Total			13,443,149
Independent Energy 7.6%
Apache Corp.
11/15/2025	4.625%	1,771,000	1,834,343
11/15/2027	4.875%	2,362,000	2,473,900
10/15/2028	4.375%	3,735,000	3,836,367
01/15/2030	4.250%	1,554,000	1,569,543
09/01/2040	5.100%	1,335,000	1,372,072
02/01/2042	5.250%	755,000	787,055
04/15/2043	4.750%	2,937,000	2,868,340
01/15/2044	4.250%	539,000	509,029
Callon Petroleum Co.
10/01/2024	6.125%	1,724,000	1,497,936
07/01/2026	6.375%	10,189,000	8,018,261
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	474,000	440,995
CNX Resources Corp.(a)
03/14/2027	7.250%	4,290,000	4,594,408
01/15/2029	6.000%	1,727,000	1,808,849
Comstock Resources, Inc.
08/15/2026	9.750%	1,622,000	1,770,867
08/15/2026	9.750%	739,000	807,285

Columbia High Yield Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(a),(c)
03/01/2029	6.750%	1,258,000	1,304,592
Continental Resources, Inc.(a)
01/15/2031	5.750%	1,378,000	1,553,423
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	7,047,000	7,121,231
Double Eagle III Midco 1 LLC/Finance Corp.(a)
12/15/2025	7.750%	5,617,000	6,021,956
Encana Corp.
08/15/2034	6.500%	134,000	165,537
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	893,000	937,680
01/30/2028	5.750%	3,620,000	3,828,457
EQT Corp.
10/01/2027	3.900%	1,140,000	1,182,530
01/15/2029	5.000%	1,846,000	2,026,981
EQT Corp.(d)
02/01/2030	8.750%	2,547,000	3,329,520
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	4,405,000	4,601,376
02/01/2029	5.750%	2,186,000	2,229,199
02/01/2031	6.000%	2,326,000	2,365,137
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	2,711,000	2,706,733
Matador Resources Co.
09/15/2026	5.875%	10,159,000	9,897,970
MEG Energy Corp.(a)
02/01/2029	5.875%	1,336,000	1,356,656
Newfield Exploration Co.
07/01/2024	5.625%	239,000	261,697
01/01/2026	5.375%	2,025,000	2,237,420
Occidental Petroleum Corp.
08/15/2024	2.900%	10,107,000	9,834,331
04/15/2026	3.400%	4,798,000	4,653,585
08/15/2026	3.200%	1,119,000	1,070,344
08/15/2029	3.500%	3,763,000	3,598,144
09/01/2030	6.625%	6,530,000	7,471,865
01/01/2031	6.125%	1,687,000	1,869,830
03/15/2046	6.600%	1,129,000	1,267,477
04/15/2046	4.400%	7,471,000	6,687,349
08/15/2049	4.400%	996,000	877,406
Ovintiv, Inc.
11/01/2031	7.200%	305,000	385,130
QEP Resources, Inc.
03/01/2026	5.625%	2,949,000	3,316,920
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
06/01/2025	5.625%	1,555,000	1,481,137
09/15/2026	6.750%	5,933,000	5,622,190
01/15/2027	6.625%	3,582,000	3,374,381
Total			138,827,434
Leisure 3.0%
Carnival Corp.(a)
03/01/2026	7.625%	2,667,000	2,803,150
03/01/2027	5.750%	5,805,000	5,892,715
08/01/2027	9.875%	2,997,000	3,445,378
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	2,873,000	2,890,592
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	4,476,000	4,694,413
10/01/2028	6.500%	1,198,000	1,271,096
Cinemark USA, Inc.
12/15/2022	5.125%	489,000	485,042
06/01/2023	4.875%	11,963,000	11,812,828
Cinemark USA, Inc.(a)
05/01/2025	8.750%	2,917,000	3,172,694
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	889,000	897,669
05/15/2027	6.500%	1,270,000	1,401,166
NCL Corp Ltd.(a)
03/15/2026	5.875%	164,000	164,802
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	2,455,000	2,499,050
03/15/2028	3.700%	2,155,000	2,041,583
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	2,942,000	3,232,170
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	3,061,000	3,164,363
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	3,269,000	3,275,631
Viking Cruises Ltd.(a)
02/15/2029	7.000%	905,000	918,309
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	775,000	783,017
VOC Escrow Ltd.(a)
02/15/2028	5.000%	742,000	732,125
Total			55,577,793
Lodging 0.6%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	1,328,000	1,396,016
05/01/2028	5.750%	3,120,000	3,379,859
02/15/2032	3.625%	2,096,000	2,064,597

6	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	280,000	282,224
Wyndham Hotels & Resorts, Inc.(a)
04/15/2026	5.375%	872,000	894,649
08/15/2028	4.375%	2,624,000	2,680,515
Total			10,697,860
Media and Entertainment 4.0%
Clear Channel International BV(a)
08/01/2025	6.625%	4,173,000	4,406,923
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	3,063,000	3,097,207
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	6,267,000	6,555,830
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	4,457,000	4,530,627
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	2,541,000	1,797,605
08/15/2027	6.625%	2,128,000	1,096,307
iHeartCommunications, Inc.
05/01/2026	6.375%	3,158,583	3,341,456
05/01/2027	8.375%	7,376,817	7,818,454
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,118,000	1,146,562
01/15/2028	4.750%	3,542,000	3,616,281
Lamar Media Corp.
02/15/2028	3.750%	1,379,000	1,397,853
01/15/2029	4.875%	1,632,000	1,718,414
Lamar Media Corp.(a)
01/15/2031	3.625%	1,864,000	1,842,263
Netflix, Inc.
11/15/2028	5.875%	5,821,000	6,983,253
05/15/2029	6.375%	452,000	563,836
Netflix, Inc.(a)
11/15/2029	5.375%	3,294,000	3,891,684
06/15/2030	4.875%	4,721,000	5,428,615
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	1,378,000	1,406,899
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,916,000	2,021,524
10/01/2030	5.875%	741,000	800,788
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	1,896,000	1,928,313
01/15/2029	4.250%	1,468,000	1,424,101
03/15/2030	4.625%	4,828,000	4,777,294
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	635,000	623,767
01/15/2031	5.375%	1,229,000	1,248,151
Total			73,464,007
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 4.4%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,165,000	2,245,581
09/30/2026	7.000%	1,675,000	1,765,273
Commercial Metals Co.
02/15/2031	3.875%	499,000	498,990
Constellium NV(a)
03/01/2025	6.625%	5,827,000	5,932,325
02/15/2026	5.875%	9,260,000	9,516,445
Constellium SE(a)
06/15/2028	5.625%	2,534,000	2,683,543
04/15/2029	3.750%	3,741,000	3,704,534
Freeport-McMoRan, Inc.
09/01/2029	5.250%	4,254,000	4,739,008
08/01/2030	4.625%	3,801,000	4,198,943
03/15/2043	5.450%	9,673,000	12,022,361
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	5,590,000	5,822,835
04/01/2029	6.125%	8,410,000	9,062,379
Hudbay Minerals, Inc.(a),(c)
04/01/2026	4.500%	2,633,000	2,668,492
Novelis Corp.(a)
09/30/2026	5.875%	9,483,000	9,891,329
01/30/2030	4.750%	5,315,000	5,540,057
Total			80,292,095
Midstream 6.0%
Cheniere Energy Partners LP
10/01/2026	5.625%	2,539,000	2,640,281
Cheniere Energy Partners LP(a),(c)
03/01/2031	4.000%	2,174,000	2,186,562
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	3,343,000	3,475,520
DCP Midstream Operating LP
07/15/2027	5.625%	1,827,000	1,977,313
04/01/2044	5.600%	6,572,000	6,815,484
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	3,966,599
EQM Midstream Partners LP(a)
07/01/2025	6.000%	4,014,000	4,240,924
07/01/2027	6.500%	2,315,000	2,484,625
01/15/2029	4.500%	2,593,000	2,515,786
01/15/2031	4.750%	4,662,000	4,484,762
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	396,000	383,870
02/01/2028	7.750%	1,684,000	1,663,798
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	4,181,000	4,214,381

Columbia High Yield Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	1,639,000	1,751,562
06/01/2026	6.000%	2,535,000	2,704,854
04/28/2027	5.625%	6,524,000	6,895,985
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	4,132,000	4,229,777
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	5,518,000	5,465,036
Sunoco LP/Finance Corp.
02/15/2026	5.500%	5,676,000	5,839,364
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%	927,000	926,985
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	1,662,000	1,681,962
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	964,000	1,000,669
01/15/2028	5.000%	10,197,000	10,611,957
03/01/2030	5.500%	6,463,000	6,908,607
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	2,446,000	2,507,339
01/15/2032	4.000%	2,339,000	2,293,194
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,106,000	5,162,308
Western Gas Partners LP
07/01/2026	4.650%	2,009,000	2,079,447
08/15/2028	4.750%	936,000	982,382
Western Midstream Operating LP
02/01/2025	4.350%	7,101,000	7,269,491
03/01/2028	4.500%	641,000	662,648
Total			110,023,472
Oil Field Services 1.2%
Apergy Corp.
05/01/2026	6.375%	3,417,000	3,589,299
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	4,363,000	4,547,888
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,604,000	1,384,478
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	12,257,069	11,714,417
Total			21,236,082
Other Industry 0.2%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,588,000	1,628,474
Hillenbrand, Inc.
06/15/2025	5.750%	649,000	694,010
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hillenbrand, Inc.(c)
03/01/2031	3.750%	2,218,000	2,211,140
Total			4,533,624
Other REIT 1.0%
Hospitality Properties Trust
03/15/2024	4.650%	1,517,000	1,533,294
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	5,585,000	5,625,250
10/01/2025	5.250%	5,662,000	5,638,291
02/01/2027	4.250%	291,000	282,029
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	2,852,000	3,006,263
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	1,644,000	1,623,660
Service Properties Trust
10/01/2024	4.350%	704,000	704,518
Total			18,413,305
Packaging 2.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a),(c)
09/01/2029	4.000%	7,374,000	7,374,000
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	774,000	799,906
04/30/2025	5.250%	2,283,000	2,410,154
08/15/2026	4.125%	2,762,000	2,857,007
08/15/2027	5.250%	4,499,000	4,660,022
08/15/2027	5.250%	1,424,000	1,480,549
Berry Global, Inc.
07/15/2023	5.125%	1,464,000	1,488,304
BWAY Holding Co.(a)
04/15/2024	5.500%	4,416,000	4,438,790
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,582,000	1,609,685
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	5,601,000	5,825,206
Novolex(a)
01/15/2025	6.875%	1,805,000	1,825,613
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	904,000	969,952
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,598,606
Total			39,337,794

8	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.7%
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	330,000	337,155
04/15/2025	6.125%	5,575,000	5,707,158
11/01/2025	5.500%	2,427,000	2,498,951
12/15/2025	9.000%	2,881,000	3,137,936
04/01/2026	9.250%	4,619,000	5,119,749
01/31/2027	8.500%	4,595,000	5,091,998
01/30/2028	5.000%	1,926,000	1,965,033
02/15/2029	5.000%	1,159,000	1,176,453
02/15/2029	6.250%	3,397,000	3,620,247
01/30/2030	5.250%	2,790,000	2,834,644
02/15/2031	5.250%	1,688,000	1,713,929
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	727,000	763,944
02/15/2029	3.125%	1,115,000	1,101,664
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	680,000	691,084
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	1,999,000	2,252,984
06/30/2028	6.000%	3,211,000	2,818,579
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	1,303,000	1,358,118
06/15/2028	5.000%	1,197,000	1,268,578
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	5,394,000	5,795,515
Total			49,253,719
Property & Casualty 1.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,402,000	2,414,808
10/15/2027	6.750%	6,770,000	7,020,695
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,660,000	2,679,994
HUB International Ltd.(a)
05/01/2026	7.000%	5,080,000	5,291,511
MGIC Investment Corp.
08/15/2028	5.250%	460,000	483,636
Radian Group, Inc.
03/15/2025	6.625%	179,000	199,836
03/15/2027	4.875%	1,061,000	1,129,661
USI, Inc.(a)
05/01/2025	6.875%	2,804,000	2,864,046
Total			22,084,187
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,414,823
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(a)
06/15/2025	7.000%	2,261,000	2,453,420
02/15/2026	6.750%	6,967,000	7,201,143
Yum! Brands, Inc.(a)
04/01/2025	7.750%	436,000	477,751
Yum! Brands, Inc.
03/15/2031	3.625%	3,909,000	3,760,738
Total			16,307,875
Retailers 1.0%
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	475,000	504,917
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	1,034,000	1,049,337
L Brands, Inc.(a)
07/01/2025	6.875%	1,646,000	1,798,820
07/01/2025	9.375%	667,000	826,276
10/01/2030	6.625%	996,000	1,115,855
L Brands, Inc.
02/01/2028	5.250%	1,472,000	1,574,654
06/15/2029	7.500%	848,000	958,086
11/01/2035	6.875%	4,732,000	5,739,788
Michaels Stores, Inc.(a)
07/15/2027	8.000%	572,000	610,684
Penske Automotive Group, Inc.
09/01/2025	3.500%	859,000	876,175
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,550,000	1,602,996
02/15/2029	7.750%	902,000	967,387
Total			17,624,975
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,874,000	2,051,553
02/15/2028	5.875%	1,043,000	1,110,722
03/15/2029	3.500%	2,971,000	2,852,570
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,265,000	2,242,507
01/15/2027	4.625%	3,021,000	3,127,992
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	759,000	807,477
Total			12,192,821
Technology 5.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,873,000	2,956,015
08/01/2025	6.875%	2,691,000	2,784,667
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	788,000	838,112

Columbia High Yield Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	4,002,000	3,972,940
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	969,560
03/01/2026	9.125%	546,000	581,881
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	884,000	910,288
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,240,278
CDK Global, Inc.
06/01/2027	4.875%	2,037,000	2,134,314
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,491,000	3,550,819
Gartner, Inc.(a)
07/01/2028	4.500%	2,740,000	2,878,646
10/01/2030	3.750%	2,741,000	2,774,019
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,196,000	1,246,802
07/15/2028	5.000%	2,132,000	2,206,641
07/15/2030	5.250%	3,390,000	3,486,110
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	4,816,000	5,033,634
Microchip Technology, Inc.(a)
09/01/2025	4.250%	2,608,000	2,726,592
MSCI, Inc.(a)
08/01/2026	4.750%	986,000	1,018,304
NCR Corp.(a)
04/15/2025	8.125%	1,870,000	2,035,170
10/01/2028	5.000%	5,978,000	6,070,144
Plantronics, Inc.(a)
05/31/2023	5.500%	11,942,000	12,003,997
Plantronics, Inc.(a),(c)
03/01/2029	4.750%	7,204,000	7,187,876
PTC, Inc.(a)
02/15/2025	3.625%	723,000	739,902
02/15/2028	4.000%	1,043,000	1,074,432
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	6,153,000	6,261,494
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	696,000	828,669
09/01/2025	7.375%	832,000	900,731
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	2,630,000	2,747,722
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	2,016,000	2,090,373
Switch Ltd.(a)
09/15/2028	3.750%	938,000	956,162
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,536,263
06/01/2025	6.750%	2,961,000	3,037,160
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,487,000	4,816,643
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,388,000	5,355,763
Total			99,952,123
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,409,000	1,417,772
Avis Budget Car Rental LLC/Finance, Inc.(a),(c)
03/01/2029	5.375%	1,112,000	1,136,149
Total			2,553,921
Wireless 3.2%
Altice France Holding SA(a)
05/15/2027	10.500%	4,123,000	4,621,285
02/15/2028	6.000%	2,238,000	2,190,657
Altice France SA(a)
02/01/2027	8.125%	3,670,000	4,000,124
SBA Communications Corp.
09/01/2024	4.875%	10,899,000	11,177,983
SBA Communications Corp.(a)
02/01/2029	3.125%	1,014,000	985,509
Sprint Capital Corp.
11/15/2028	6.875%	8,231,000	10,413,550
T-Mobile USA, Inc.
01/15/2026	6.500%	6,824,000	7,049,087
02/01/2026	4.500%	2,703,000	2,760,869
02/15/2026	2.250%	1,153,000	1,149,138
02/01/2028	4.750%	3,381,000	3,577,278
02/15/2029	2.625%	4,715,000	4,608,913
02/15/2031	2.875%	2,619,000	2,570,098
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	3,595,000	3,524,556
Total			58,629,047
Wirelines 2.1%
Cablevision Lightpath LLC(a)
09/15/2027	3.875%	1,065,000	1,061,311
09/15/2028	5.625%	1,913,000	1,945,858
CenturyLink, Inc.
04/01/2024	7.500%	7,238,000	8,131,690
CenturyLink, Inc.(a)
12/15/2026	5.125%	3,266,000	3,406,565
02/15/2027	4.000%	1,570,000	1,605,064

10	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	5,856,000	5,827,898
03/01/2028	6.125%	3,961,000	4,088,819
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	6,359,000	6,449,155
07/15/2029	3.750%	2,637,000	2,629,236
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	1,696,000	1,712,640
Telecom Italia Capital SA
09/30/2034	6.000%	1,454,000	1,678,630
Total			38,536,866
Total Corporate Bonds & Notes (Cost $1,661,720,191)			1,724,183,785

Exchange-Traded Fixed Income Funds 1.9%
	Shares	Value ($)
High Yield 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF	405,600	35,060,064
Total Exchange-Traded Fixed Income Funds (Cost $34,515,561)		35,060,064

Foreign Government Obligations(e) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	3,114,000	3,242,512
Total Foreign Government Obligations (Cost $3,189,220)			3,242,512

Senior Loans 1.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.611%	3,129,385	3,134,423
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.861%	3,441,442	3,412,775
Total			6,547,198
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.2%
BellRing Brands LLC(f),(g)
Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	4.750%	2,360,302	2,379,492
Froneri International Ltd.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.865%	567,000	573,027
Total			2,952,519
Health Care 0.3%
Surgery Center Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/03/2024	4.250%	4,955,275	4,934,017
Restaurants 0.2%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	4,529,492	4,552,140
Technology 0.8%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/19/2024	4.000%	1,747,800	1,749,688
Ascend Learning LLC(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	1,470,387	1,469,769
DigiCert, Inc.(f),(g),(h)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 10/16/2029	7.124%	2,702,000	2,715,510
Epicore Software Corp.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	1,039,000	1,081,859
Informatica LLC(f)
2nd Lien Term Loan
02/25/2025	7.125%	3,665,000	3,749,771

Columbia High Yield Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.150%	2,509,413	2,510,191
UKG, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.865%	1,868,350	1,875,356
Total			15,152,144
Total Senior Loans (Cost $33,682,179)			34,138,018
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(i),(j)	25,733,078	25,730,505
Total Money Market Funds (Cost $25,733,270)		25,730,505
Total Investments in Securities (Cost: $1,761,968,633)		1,825,486,172
Other Assets & Liabilities, Net		(3,975,295)
Net Assets		1,821,510,877

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $1,199,874,334, which represents 65.87% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2021.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at February 28, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of February 28, 2021.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	61,158,038	541,445,120	(576,876,268)	3,615	25,730,505	(11,620)	52,438	25,733,078
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia High Yield Bond Fund | Quarterly Report 2021

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3QT160_05_L01_(04/21)